Note 9 - Common Stock (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 29, 2014	Sep. 23, 2014	May 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	May 09, 2014	Sep. 30, 2014
Note 9 - Common Stock (Details) [Line Items]
Conversion of Stock, Shares Issued		3,743,282
Conversion of Stock, Exchange Ratio		0.0080497
Debt Conversion, Original Debt, Amount (in Dollars)		$ 1,546,000			$ 1,546,000
Stock Issued During Period, Shares, New Issues		11,305,567
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		940,189		382,000	382,000		382,000
Proceeds from Issuance of Private Placement (in Dollars)		6,000,000			4,204,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 0.53		$ 0.53	$ 0.53		0.53
Right to Shares Agreement, Right to Receive Shares, Granted to Investor			432,479
Right to Shares Agreement, Exercise of Right to Receive Shares, Common Stock Issued, Shares	432,479
Right to Shares Agreement, Additional Consideration Paid Upon the Exercise of Right (in Dollars)					0
Right to Shares Agreement, Additional Shares Issuable				0	0		0
Warrant Term		5 years		5 years
Amortization of Debt Discount (Premium) (in Dollars)					48,000
Unamortized Debt Issuance Expense (in Dollars)				574,000	574,000		574,000
Allocated Share-based Compensation Expense (in Dollars)					184,000	87,000
Private Placement [Member]
Note 9 - Common Stock (Details) [Line Items]
Right to Shares Agreement, Common Shares Cancelled					854,989
Right to Shares Agreement, Obligated to Issue, Shares				956,354	956,354		956,354
Right to Shares Agreement, Not Issued Due to Beneficial Ownership Limitations, Shares					101,365
Right to Shares Agreement, Delivery of Shares, Days Obligated					3 days
Right to Shares Agreement, Common Stock, Shares Issued							390,316
Right to Shares Agreement, Shares Reserved But Not Issued				566,038	566,038		566,038
Right to Shares Agreement, Exercise of Right to Receive Shares, Common Stock Issued, Shares	356,666
Right to Shares Agreement, Additional Shares Issuable	0
Warrant [Member] | Minimum [Member]
Note 9 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate				1.55%
Warrant [Member] | Maximum [Member]
Note 9 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate				1.65%
Warrant [Member]
Note 9 - Common Stock (Details) [Line Items]
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				61.30%
Fair Value Assumptions, Expected Term				5 years
Allocated Share-based Compensation Expense (in Dollars)				137,000
Accrued Interest [Member] | GBS [Member]
Note 9 - Common Stock (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)								211,000
September 2014 Term Loan [Member]
Note 9 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 0.53
Warrant Term									10 years
Warrants and Rights Outstanding (in Dollars)									622,000
Fair Value Assumptions, Expected Dividend Rate									0.00%
Fair Value Assumptions, Expected Volatility Rate									77.00%
Fair Value Assumptions, Risk Free Interest Rate									2.50%
GBS [Member]
Note 9 - Common Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants as Percentage of Outstanding Shares of Common Stock								5.00%
Debt Conversion, Original Debt, Amount (in Dollars)								$ 1,750,000
Stock Issued During Period, Shares, Other		943,596						943,596